Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cost of revenues	¥ (265,528)	$ (37,399)	¥ (348,150)	¥ (376,189)
Gross profit	1,894,056	266,772	1,974,951	2,131,628
Operating expenses
Sales and marketing expenses	(1,142,154)	(160,869)	(1,129,508)	(1,748,436)
General and administrative expenses	(143,286)	(20,181)	(185,667)	(207,602)
Total operating expenses	(1,319,163)	(185,800)	(1,358,009)	(2,017,363)
Income from operations	574,893	80,972	616,942	114,265
Interest income	31,094	4,379	16,248	16,175
Other income/(expenses), net	34,097	4,802	24,527	39,156
Loss before income tax expenses	676,081		648,548	197,634
Income tax expenses	25,166	3,545	11,992	(19,618)
Net income	640,831	90,258	643,009	212,366
Parent Company
Cost of revenues	0	0	(33)	(101)
Gross profit	(0)	(0)	(33)	(101)
Operating expenses
Sales and marketing expenses	0	0	(4,166)	14
General and administrative expenses	(34,462)	(4,854)	(41,269)	(58,477)
Total operating expenses	(34,462)	(4,854)	(45,435)	(58,463)
Income from operations	(34,462)	(4,854)	(45,468)	(58,564)
Interest income	21,985	3,097	8,764	5,349
Other income/(expenses), net	2,883	406	(2,202)	8
Loss before income tax expenses	(9,594)	(1,351)	(38,906)	(53,207)
Income from investment in subsidiaries	650,424	91,609	682,865	272,263
Net income	¥ 640,830	$ 90,258	¥ 643,959	¥ 219,056